S000034848 [Member] Expense Example - Wilmington Real Asset Fund	Apr. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	921
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,055
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,039